UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-737-3676

Date of fiscal year end:          05/31

Date of reporting period:       08/31/10

Item 1. Schedule of Investments.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—46.6%
Federal Home Loan Bank—38.7%
$45,000,000	0.15%†, 9/15/10	$44,997,375
70,000,000	0.17%†, 9/22/10	69,993,321
35,000,000	0.17%†, 9/23/10	34,996,364
25,000,000	0.17%†, 9/28/10	24,996,813
35,000,000	0.17%†, 9/29/10	34,995,372
9,650,000	0.85%, 1/20/11	9,662,777
15,000,000	0.31%*, 5/27/11, Series 3	15,000,000
10,000,000	0.31%*, 7/7/11, Series 1	10,000,000
		244,642,022
Federal Home Loan Mortgage Corporation—2.4%
15,000,000	0.18%†, 9/8/10	14,999,490

Federal National Mortgage Association—5.5%
35,000,000	0.17%†, 10/27/10	34,990,744

Total U.S. Government Agency Securities		294,632,256

Bank Notes—4.0%
25,000,000	Bank of America, 0.18%, 9/10/10	25,000,000

Total Bank Notes		25,000,000

Commercial Paper—20.7%
Consumer Goods & Services— 8.4%
7,960,000	Coca-Cola Company, 0.23%†, 9/16/10	7,959,237
25,000,000	PepsiCo, Inc., 0.18%†, 9/2/10	24,999,875
10,100,000	Procter & Gamble Company, 0.20%†, 9/21/10	10,098,878
10,000,000	Procter & Gamble Company, 0.22%†, 10/21/10	9,996,944
		53,054,934
Diversified— 4.4%
28,000,000	General Electric Company, 0.21%†, 9/22/10	27,996,570

Financial Services— 4.0%
25,000,000	Chevron Funding Corp., 0.18%†, 9/17/10	24,998,000

Health Care— 3.9%
25,000,000	Abbott Laboratories, 0.18%†, 9/27/10	24,996,750

Total Commercial Paper		131,046,254

U.S. Treasury Obligations—24.9%
U.S. Treasury Bills—24.9%
40,000,000	0.14%†, 9/2/10	39,999,844
32,500,000	0.16%†, 9/16/10	32,497,870
35,000,000	0.15%†, 9/30/10	34,995,912
50,000,000	0.15%†, 11/18/10	49,983,750

Total U.S. Treasury Obligations		157,477,376

Repurchase Agreements—3.8%
23,809,111	Bank of America Securities, 0.23%, 9/1/10, with a maturity value of $23,809,263 (fully collateralized by Federal Home Loan Bank Securities, 1.88% due 6/21/13, with a value of $24,295,011)	23,809,111

Total Repurchase Agreements		23,809,111

Total Investments(Amortized Cost $631,964,997) (a) — 100.0%		631,964,997

Liabilities in excess of other assets — 0.0%		(148,054)

NET ASSETS — 100.0%		$631,816,943

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at August 31, 2010.
*	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2010.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations—99.3%
U.S. Treasury Bills—99.3%
$10,000,000	0.15%†, 9/2/10	$9,999,960
40,000,000	0.16%†, 9/16/10	39,997,333
46,000,000	0.15%†, 9/23/10	45,996,028
10,000,000	0.17%†, 12/2/10	9,995,783
9,000,000	0.19%†, 2/3/11	8,992,637
10,000,000	0.31%†, 2/10/11	9,986,050

Total U.S. Treasury Obligations		124,967,791

Investment Companies—0.7%
875,615	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	875,615
28,515	Goldman Sachs Financial Square Treasury Instrument Fund, 0.00%(a)	28,515

Total Investment Companies		904,130

Total Investments(Amortized Cost $125,871,921) (b) — 100.0%		125,871,921

Liabilities in excess of other assets — 0.0%		(35,221)

NET ASSETS — 100.0%		$125,836,700

(a)	Rate reflects the 7 day effective yield at August 31, 2010.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at August 31, 2010.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities—68.9%
Federal Farm Credit Bank—3.5%
$3,000,000	2.75%, 5/6/14	$3,052,407
Federal Home Loan Bank—26.0%
2,000,000	4.38%, 10/22/10	2,011,425
4,000,000	5.00%, 9/14/12	4,340,284
5,000,000	1.63%, 9/26/12	5,096,005
5,000,000	1.90%, 10/15/12	5,008,090
3,000,000	1.13%, 7/29/13	3,010,848
3,000,000	2.35%, 12/23/13	3,016,077
		22,482,729
Federal Home Loan Mortgage Corporation—14.5%
5,000,000	1.20%, 1/14/13	5,023,900
5,000,000	1.50%, 7/12/13	5,028,640
2,500,000	2.75%, 4/29/14	2,538,817
		12,591,357
Federal National Mortgage Association—24.6%
2,500,000	3.63%, 8/15/11	2,578,407
5,000,000	1.30%, 7/16/13	5,028,285
3,500,000	2.10%, 9/16/13	3,502,212
5,000,000	1.05%, 11/26/13	5,000,100
5,000,000	3.00%, 7/28/14	5,101,505
		21,210,509
Government National Mortgage Association—0.3%
220,087	3.47%, 4/20/34, Series 2004-22 BK	221,898

Total U.S. Government Agency Securities		59,558,900

Corporate Bonds—6.9%
Financial Services—3.3%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,184,493
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,632,775
		2,817,268
Insurance—3.6%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	1,628,486
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,528,135
		3,156,621
Total Corporate Bonds		5,973,889

U.S. Treasury Obligations—21.4%
U.S. Treasury Bills—21.4%
3,000,000	0.14%†, 9/2/10	2,999,977
15,500,000	0.12%†, 9/9/10	15,499,535

Total U.S. Treasury Obligations		18,499,512

Investment Companies—2.6%
2,279,000	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	2,279,000

Total Investment Companies		2,279,000

Total Investments(Cost $85,013,331) — 99.8%		86,311,301

Other assets in excess of liabilities — 0.2%		171,215

NET ASSETS — 100.0%		$86,482,516

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2010, all such securities in total represented 1.9% of net assets.

(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2010.
†	Discount Notes. Rate represents effective yield at August 31, 2010.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities—59.9%
Federal Farm Credit Bank—7.2%
$1,000,000	5.30%, 10/25/17	$1,197,540
2,000,000	5.30%, 4/6/20	2,387,768
2,000,000	5.00%, 9/23/24	2,004,570
		5,589,878
Federal Home Loan Bank—12.5%
2,000,000	5.38%, 8/19/11	2,094,182
1,000,000	1.00%, 12/28/11	1,007,249
1,000,000	1.75%, 12/14/12	1,018,613
1,000,000	1.50%, 8/28/13	1,017,454
2,000,000	5.25%, 6/18/14	2,304,018
1,000,000	2.25%, 9/8/17	1,002,848
1,000,000	5.38%, 5/15/19	1,197,864
		9,642,228
Federal Home Loan Mortgage Corporation—9.0%
137,058	4.50%, 7/15/15, Series 2633 PC	137,251
1,000,000	5.50%, 7/18/16	1,200,207
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,207,811
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,092,192
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,209,393
		6,846,854
Federal National Mortgage Association—10.0%
1,000,000	5.00%, 4/15/15	1,156,871
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,076,493
93,851	7.00%, 4/1/20, Pool #253299	105,647
36,756	7.50%, 9/1/29, Pool #252717	41,830
277,522	4.00%, 12/25/29, Series 2003-27 EC	281,080
2,562,720	5.00%, 8/25/30, Series 2003-54 PE	2,665,226
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,315,654
		7,642,801
Government National Mortgage Association—13.2%
1,084	9.00%, 3/15/20, Pool #271741	1,249
112,138	7.00%, 10/15/29, Pool #510559	128,218
39,974	7.50%, 10/15/29, Pool #510534	45,859
94,670	8.00%, 2/15/30, Pool #529127	110,768
396,476	5.50%, 4/20/30, Series 2003-86 QD	396,761
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,189,018
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,287,393
2,671,251	5.50%, 8/15/35, Pool #644568	2,896,106
		10,055,372
Tennessee Valley Authority—8.0%
2,000,000	7.14%, 5/23/12	2,216,964
3,500,000	6.00%, 3/15/13	3,952,963
		6,169,927

Total U.S. Government Agency Securities		45,947,060

U.S. Treasury Obligations—17.1%
U.S. Treasury Bonds—0.7%
500,000	4.25%, 5/15/39	564,766
U.S. Treasury Notes—16.2%
1,000,000	4.38%, 12/15/10	1,011,992
1,000,000	4.88%, 7/31/11	1,041,758
400,000	1.00%, 9/30/11	402,875
5,750,000	1.13%, 12/15/12	5,823,669
1,000,000	4.75%, 5/15/14	1,141,562
500,000	4.13%, 5/15/15	565,976
1,000,000	5.13%, 5/15/16	1,195,938
1,000,000	4.50%, 5/15/17	1,167,109
		12,449,879
U.S. Treasury Strips—0.2%
300,000	5.05%, 11/15/26(a)	176,620

Total U.S. Treasury Obligations		13,092,265

Corporate Bonds—21.2%
Consumer Goods & Services— 1.7%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,029,695
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	293,951
		1,323,646
Financial Services— 13.6%
500,000	American Express Company, 7.00%, 3/19/18	598,275
500,000	Bank of America Corporation, 6.00%, 9/1/17	538,940
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	574,939
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	574,585
500,000	Citigroup, Inc., 5.00%, 9/15/14	513,753
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	547,195
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	368,563
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	565,303
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	757,216
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	524,030
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	546,075
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	572,802
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	567,786
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	474,097
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	520,513
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	529,634
500,000	Morgan Stanley, 4.75%, 4/1/14	514,916
500,000	Morgan Stanley, 6.63%, 4/1/18	549,458
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	558,472
		10,396,552
Insurance— 1.5%
500,000	MetLife, Inc., 6.82%, 8/15/18	595,903
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	562,119
		1,158,022
Metals & Mining— 0.7%
500,000	Alcoa, Inc., 5.87%, 2/23/22	491,406

Oil & Gas— 1.4%
500,000	Shell International Finance BV, 4.30%, 9/22/19	542,146

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
August 31, 2010
(Unaudited)

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Oil & Gas — (continued)
$500,000	Sunoco, Inc., 5.75%, 1/15/17	$524,666
		1,066,812
Telecommunications— 1.9%
500,000	AT&T, Inc., 5.60%, 5/15/18	579,854
500,000	Motorola, Inc., 6.00%, 11/15/17	556,732
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	319,120
		1,455,706
Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	334,082

Total Corporate Bonds		16,226,226

Investment Companies—0.7%
513,878	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	513,878

Total Investment Companies		513,878

Total Investments(Cost $68,337,087) — 98.9%		75,779,429

Other assets in excess of liabilities — 1.1%		869,071

NET ASSETS — 100.0%		$76,648,500

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2010.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—87.0%
Aerospace/Defense— 1.8%
7,980	United Technologies Corporation	$520,376

Chemicals— 4.3%
18,640	Dow Chemical Company	454,257
18,830	E.I. du Pont de Nemours and Company	767,699
		1,221,956
Consumer Goods & Services— 11.3%
8,410	3M Company	660,606
12,960	Altria Group, Inc.	289,267
10,200	Kimberly-Clark Corporation	656,880
23,468	Kraft Foods, Inc.	702,867
18,130	Pitney Bowes, Inc.	348,821
9,360	Procter & Gamble Company	558,511
		3,216,952
Diversified— 1.5%
29,150	General Electric Company	422,092

Financial Services— 5.8%
18,710	FirstMerit Corporation	323,683
33,420	People's United Financial, Inc.	425,102
21,720	San Juan Basin Royalty Trust	478,926
17,750	Wells Fargo & Company	418,013
		1,645,724
Health Care— 7.6%
11,455	Abbott Laboratories	565,190
23,555	Bristol-Myers Squibb Company	614,314
7,770	Johnson & Johnson	443,045
32,670	Pfizer, Inc.	520,433
		2,142,982
Industrials— 0.9%
5,620	Fluor Corporation	250,989

Insurance— 1.4%
13,920	Allstate Corporation	384,192

Metals & Mining— 4.6%
20,000	Alcoa, Inc.	204,200
9,430	Joy Global, Inc.	535,058
12,840	Peabody Energy Corporation	549,552
		1,288,810
Oil & Gas— 17.8%
17,280	Chesapeake Energy Corporation	357,350
6,245	Chevron Corporation	463,129
4,520	CNOOC, Ltd. ADR	767,587
10,170	ConocoPhillips	533,213
20,410	Enterprise Products Partners, LP	754,558
9,940	Kinder Morgan Energy Partners, LP	666,079
13,500	ONEOK, Inc.	579,285
10,600	Petroleo Brasileiro S.A. ADR	353,510
10,970	Schlumberger, Ltd.	585,030
		5,059,741
Railroads— 2.5%
9,770	Union Pacific Corporation	712,624

Real Estate Investment Trusts— 3.8%
21,130	HCP, Inc.	744,199
9,600	Plum Creek Timber Company, Inc.	330,912
		1,075,111
Retail— 2.8%
10,980	McDonald's Corporation	802,199

Telecommunications— 3.5%
20,820	AT&T, Inc.	562,765
3,343	Frontier Communications Corporation	25,841
13,930	Verizon Communications, Inc.	411,074
		999,680
Utilities— 17.4%
40,000	CenterPoint Energy, Inc.	591,600
15,820	Dominion Resources, Inc.	676,463
32,050	Duke Energy Corporation	550,940
26,770	Great Plains Energy, Inc.	494,977
37,800	NiSource, Inc.	655,452
20,205	OGE Energy Corporation	789,005
13,870	Progress Energy, Inc.	595,162
15,490	Southern Company	568,328
		4,921,927

Total Common Stocks		24,665,355

Investment Companies—12.9%
18,547	John Hancock Bank and Thrift Opportunity Fund	258,916
2,525,419	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	2,525,419
50,890	Pimco Corporate Opportunity Fund	875,817

Total Investment Companies		3,660,152

Total Investments(Cost $30,532,855) — 99.9%		28,325,507

Other assets in excess of liabilities — 0.1%		38,563

NET ASSETS — 100.0%		$28,364,070

(a)	Investment in affiliate. Represents 8.9% of the net assets as of August 31, 2010.
(b)	Rate reflects the 7 day effective yield at August 31, 2010.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—97.1%
Aerospace/Defense— 4.7%
6,000	Boeing Company	$366,780
3,000	Goodrich Corporation	205,440
5,000	Honeywell International, Inc.	195,450
3,000	Northrop Grumman Corporation	162,360
5,700	Raytheon Company	250,344
3,500	Rockwell Collins, Inc.	188,755
13,000	United Technologies Corporation	847,730
		2,216,859
Chemicals— 2.0%
9,000	E.I. du Pont de Nemours and Company	366,930
3,000	FMC Corporation	186,840
2,500	PPG Industries, Inc.	164,575
4,000	Sigma-Aldrich Corporation	212,680
		931,025
Consumer Goods & Services— 11.9%
9,000	3M Company	706,950
3,000	Ball Corporation	168,240
10,800	Coca-Cola Company	603,936
5,400	Colgate-Palmolive Company	398,736
9,000	ConAgra Foods, Inc.	194,310
10,000	eBay, Inc.(a)	232,400
24,000	Ford Motor Company(a)	270,960
6,000	Gannett Company, Inc.	72,540
2,500	H.J. Heinz Company	115,600
5,000	Mattel, Inc.	104,950
3,000	McCormick & Company, Inc.	119,610
6,400	NIKE, Inc., Class B	448,000
5,500	Pactiv Corporation(a)	176,440
8,100	PepsiCo, Inc.	519,858
14,200	Procter & Gamble Company	847,314
9,000	Sara Lee Corporation	129,960
2,000	The Estee Lauder Companies, Inc., Class A	112,140
3,000	The Hershey Company	139,410
3,000	The J.M. Smucker Company	175,440
1,500	Whirlpool Corporation	111,240
		5,648,034
Diversified— 3.0%
2,000	Eaton Corporation	138,960
59,800	General Electric Company	865,904
7,000	Leggett & Platt, Inc.	134,190
3,000	Thermo Fisher Scientific, Inc.(a)	126,360
2,500	Waters Corporation(a)	151,300
		1,416,714
Entertainment— 1.5%
22,000	The Walt Disney Company	716,980

Financial Services— 7.6%
5,500	Ameriprise Financial, Inc.	239,690
11,000	Bank of America Corporation	136,950
6,000	Fiserv, Inc.(a)	300,180
36,000	JPMorgan Chase & Company	1,308,960
1,200	MasterCard, Inc., Class A	238,032
5,500	PNC Financial Services Group, Inc.	280,280
4,000	Principal Financial Group, Inc.	92,200
2,500	The Goldman Sachs Group, Inc.	342,350
29,000	Wells Fargo & Company	682,950
		3,621,592
Health Care— 12.1%
7,400	Abbott Laboratories	365,116
8,000	AmerisourceBergen Corporation	218,240
4,000	Amgen, Inc.(a)	204,160
21,000	Bristol-Myers Squibb Company	547,680
2,000	DaVita, Inc.(a)	129,240
9,000	Express Scripts, Inc.(a)	383,400
5,500	Forest Laboratories, Inc.(a)	150,095
3,500	Hospira, Inc.(a)	179,760
4,000	Humana, Inc.(a)	191,160
8,600	Johnson & Johnson	490,372
4,000	McKesson Corporation	232,200
4,000	Medco Health Solutions, Inc.(a)	173,920
27,000	Merck & Company, Inc.	949,320
11,000	Mylan, Inc.(a)	188,760
22,000	Pfizer, Inc.	350,460
3,000	Stryker Corporation	129,570
3,000	Varian Medical Systems, Inc.(a)	159,720
4,500	Watson Pharmaceuticals, Inc.(a)	193,815
8,000	WellPoint, Inc.(a)	397,440
3,000	Zimmer Holdings, Inc.(a)	141,510
		5,775,938
Industrials— 1.5%
4,000	Emerson Electric Company	186,600
2,500	Flowserve Corporation	223,450
2,500	Precision Castparts Corporation	282,950
		693,000
Insurance— 4.7%
7,000	AFLAC, Inc.	330,750
3,000	Assurant, Inc.	109,680
6,000	Berkshire Hathaway, Inc., Class B(a)	472,680
4,000	Chubb Corporation	220,480
5,000	CIGNA Corporation	161,100
5,000	Prudential Financial, Inc.	252,850
9,500	The Travelers Companies, Inc.	465,310
2,500	Torchmark Corporation	123,375
5,000	Unum Group	100,250
		2,236,475
Metals & Mining— 1.2%
3,000	Freeport-McMoRan Copper & Gold, Inc., Class B	215,940
3,000	Newmont Mining Corporation	183,960
4,000	Peabody Energy Corporation	171,200
		571,100
Oil & Gas— 8.8%
5,500	Anadarko Petroleum Corporation	252,945
3,000	Apache Corporation	269,550
5,000	Cameron International Corporation(a)	183,900
5,000	Chevron Corporation	370,800
4,000	ConocoPhillips	209,720
10,000	El Paso Corporation	113,900
3,000	EOG Resources, Inc.	260,610
13,000	Exxon Mobil Corporation	769,080
3,000	FMC Technologies, Inc.(a)	185,550
7,000	Halliburton Company	197,470
6,000	National-Oilwell Varco, Inc.	225,540

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
9,800	Occidental Petroleum Corporation	$716,184
5,000	Rowan Companies, Inc.(a)	128,550
6,000	Schlumberger, Ltd.	319,980
		4,203,779
Railroads— 1.6%
6,000	CSX Corporation	299,340
6,000	Union Pacific Corporation	437,640
		736,980
Real Estate Investment Trusts— 0.6%
5,000	HCP, Inc.	176,100
1,300	Public Storage	127,426
		303,526
Retail— 8.2%
7,000	Bed Bath & Beyond, Inc.(a)	251,790
4,000	Big Lots, Inc.(a)	125,040
5,000	Macy's, Inc.	97,200
9,000	McDonald's Corporation	657,540
2,000	Polo Ralph Lauren Corporation	151,480
6,000	RadioShack Corporation	110,880
2,300	Ross Stores, Inc.	114,149
7,500	Target Corporation	383,700
9,000	The Gap, Inc.	152,010
10,000	The Home Depot, Inc.	278,100
9,000	TJX Companies, Inc.	357,210
2,200	VF Corporation	155,364
11,000	Wal-Mart Stores, Inc.	551,540
5,500	Walgreen Company	147,840
8,400	Yum! Brands, Inc.	350,280
		3,884,123
Services— 1.0%
6,400	Sysco Corporation	175,936
1,000	W.W. Grainger, Inc.	105,790
8,000	Wyndham Worldwide Corporation	185,520
		467,246
Software— 0.4%
5,000	BMC Software, Inc.(a)	180,300

Technology— 16.8%
4,000	Altera Corporation	98,680
5,000	Apple, Inc.(a)	1,216,850
5,000	Cognizant Technology Solutions Corporation, Class A(a)	288,025
15,000	EMC Corporation(a)	273,600
1,200	Google, Inc., Class A(a)	540,024
21,200	Hewlett-Packard Company	815,776
44,900	Intel Corporation	795,628
12,400	International Business Machines Corporation	1,528,052
56,100	Microsoft Corporation	1,317,228
46,600	Oracle Corporation	1,019,608
3,000	SanDisk Corporation(a)	99,720
		7,993,191
Telecommunications— 6.2%
3,000	Amphenol Corporation, Class A	122,160
15,200	AT&T, Inc.	410,856
8,480	CenturyTel, Inc.	306,637
27,500	Cisco Systems, Inc.(a)	551,375
10,000	Corning, Inc.	156,800
9,500	DIRECTV, Inc., Class A(a)	360,240
43,000	Qwest Communications International, Inc.	242,950
7,000	Time Warner Cable, Inc., Class A	361,270
6,800	Verizon Communications, Inc.	200,668
8,000	Viacom, Inc., Class B	251,360
		2,964,316
Transportation— 0.7%
5,500	United Parcel Service, Inc., Class B	350,900

Utilities— 2.6%
12,000	CMS Energy Corporation	210,000
3,000	DTE Energy Company	140,550
9,000	NiSource, Inc.	156,060
4,000	Northeast Utilities	115,880
4,700	Sempra Energy	239,324
7,000	Southern Company	256,830
7,000	TECO Energy, Inc.	118,160
		1,236,804

Total Common Stocks		46,148,882

Investment Companies—2.8%
1,331,727	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,331,727

Total Investment Companies		1,331,727

Total Investments(Cost $45,377,456) — 99.9%		47,480,609

Other assets in excess of liabilities — 0.1%		70,456

NET ASSETS — 100.0%		$47,551,065
(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2010.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—97.1%
Aerospace/Defense— 0.9%
18,000	BE Aerospace, Inc.(a)	$485,100

Airlines— 0.3%
3,000	Alaska Air Group, Inc.(a)	132,690

Chemicals— 3.5%
11,000	Albemarle Corporation	440,990
13,000	Ashland, Inc.	603,980
8,000	Lubrizol Corporation	746,480
		1,791,450
Consumer Goods & Services— 11.9%
8,000	American Greetings Corporation, Class A	154,400
9,000	BorgWarner, Inc.(a)	392,850
14,000	Brinker International, Inc.	220,500
13,000	Carlisle Companies, Inc.	364,650
10,000	Church & Dwight Company, Inc.	612,300
10,000	Fossil, Inc.(a)	474,900
3,000	Greif, Inc., Class A	170,550
17,000	Hanesbrands, Inc.(a)	406,980
7,000	Hubbell, Inc., Class B	314,860
5,000	Lancaster Colony Corporation	227,850
12,000	NBTY, Inc.(a)	653,880
5,000	Netflix, Inc.(a)	627,600
7,000	Oshkosh Truck Corporation(a)	174,160
7,000	Ralcorp Holdings, Inc.(a)	417,550
5,000	Scholastic Corporation	117,150
8,000	Sonoco Products Company	251,600
13,000	Tupperware Brands Corporation	511,420
		6,093,200
Diversified— 0.5%
8,000	Crane Company	271,200

Financial Services— 6.2%
7,000	Alliance Data Systems Corporation(a)	393,330
16,000	AmeriCredit Corporation(a)	387,200
23,696	Apollo Investment Corporation	226,770
12,000	Broadridge Financial Solutions, Inc.	256,200
14,000	CoreLogic, Inc.	241,780
7,000	Cullen/Frost Bankers, Inc.	358,750
10,000	Deluxe Corporation	167,300
8,000	Eaton Vance Corporation	207,920
15,000	Fulton Financial Corporation	124,200
15,000	Jefferies Group, Inc.	337,650
29,000	New York Community Bancorp, Inc.	460,810
		3,161,910
Health Care— 11.6%
18,000	Community Health Care, Inc.(a)	469,260
15,000	Edwards Lifesciences Corporation(a)	863,550
49,000	Health Management Associates, Inc., Class A(a)	306,250
17,000	Henry Schein, Inc.(a)	897,600
8,000	IDEXX Laboratories, Inc.(a)	442,160
7,000	Kinetic Concepts, Inc.(a)	223,440
8,000	LifePoint Hospitals, Inc.(a)	243,360
7,000	Medicis Pharmaceutical Corporation, Class A	192,500
5,000	Perrigo Company	284,950
7,000	Psychiatric Solutions, Inc.(a)	233,450
28,000	ResMed, Inc.(a)	843,920
16,000	Universal Health Services, Inc., Class B	502,400
12,000	Vertex Pharmaceuticals, Inc.(a)	400,080
		5,902,920
Industrials— 6.4%
11,000	AMETEK, Inc.	472,890
9,000	Bucyrus International, Inc.	517,410
9,000	MSC Industrial Direct Company, Inc., Class A	401,130
400	NVR, Inc.(a)	241,664
5,000	Regal-Beloit Corporation	276,600
3,000	Rock-Tenn Company, Class A	144,540
22,000	Temple-Inland, Inc.	350,460
22,000	The Valspar Corporation	662,640
3,000	Valmont Industries, Inc.	201,090
		3,268,424
Insurance— 5.4%
10,000	American Financial Group, Inc.	287,700
3,000	Everest Re Group, Ltd.	237,420
11,000	HCC Insurance Holdings, Inc.	277,530
10,000	Horace Mann Educators Corporation	164,000
3,000	Mercury General Corporation	117,660
18,000	Protective Life Corporation	336,240
12,000	Reinsurance Group of America, Inc.	524,880
10,000	StanCorp Financial Group, Inc.	356,300
9,000	Unitrin, Inc.	214,200
9,000	W.R. Berkley Corporation	237,150
		2,753,080
Metals & Mining— 2.0%
11,000	Arch Coal, Inc.	247,610
14,000	Joy Global, Inc.	794,360
		1,041,970
Oil & Gas— 5.9%
7,000	Atwood Oceanics, Inc.(a)	175,560
7,000	Cimarex Energy Company	457,940
7,000	Energen Corporation	298,760
5,000	FMC Technologies, Inc.(a)	309,250
12,000	Forest Oil Corporation(a)	313,440
15,000	Newfield Exploration Company(a)	720,150
4,000	Oceaneering International, Inc.(a)	200,040
6,000	ONEOK, Inc.	257,460
13,000	Southern Union Company	292,500
		3,025,100
Real Estate Investment Trusts— 7.8%
17,000	AMB Property Corporation	404,430
4,000	Federal Realty Investment Trust	317,160
15,000	Hospitality Properties Trust	293,250
13,000	Liberty Property Trust	394,810
17,000	Nationwide Health Properties, Inc.	653,990
14,000	Rayonier, Inc.	662,200
8,000	Realty Income Corporation	260,720
9,000	SL Green Realty Corporation	542,520
11,000	The Macerich Company	455,620
		3,984,700
Retail— 11.2%
7,000	99 Cents Only Stores(a)	122,500
7,000	Advance Auto Parts, Inc.	381,290
17,000	Aeropostale, Inc.(a)	362,100
5,000	Chipotle Mexican Grill, Inc., Class A(a)	754,150

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Retail — (continued)
18,000	Dollar Tree, Inc.(a)	$815,940
6,000	Guess?, Inc.	193,860
5,000	Panera Bread Company, Class A(a)	399,700
20,000	PetSmart, Inc.	637,800
7,000	Phillips-Van Heusen Corporation	319,760
7,000	Rent-A-Center, Inc.	140,560
10,000	Ross Stores, Inc.	496,300
4,000	Ruddick Corporation	129,480
15,000	The Cheesecake Factory, Inc.(a)	335,850
3,000	Tractor Supply Company	203,940
5,000	Warnaco Group, Inc.(a)	209,400
8,000	Williams-Sonoma, Inc.	207,680
		5,710,310
Services— 5.2%
11,000	Fair Isaac Corporation	246,290
11,000	Gartner, Inc.(a)	315,480
9,000	Harte-Hanks, Inc.	92,070
11,000	Hewitt Associates, Inc., Class A(a)	530,970
8,000	John Wiley & Sons, Inc., Class A	284,720
5,000	Lender Processing Services, Inc.	146,650
7,000	Life Time Fitness, Inc.(a)	237,790
3,000	Manpower, Inc.	127,500
45,000	Service Corporation International	346,050
9,000	Tech Data Corporation(a)	325,800
		2,653,320
Software— 2.3%
7,000	ANSYS, Inc.(a)	271,460
8,000	MSCI, Inc., Class A(a)	239,200
11,000	Quest Software, Inc.(a)	235,730
10,000	Synopsys, Inc.(a)	228,900
12,000	TIBCO Software, Inc.(a)	173,880
		1,149,170
Technology— 7.4%
11,000	Avnet, Inc.(a)	251,900
3,000	Cerner Corporation(a)	218,550
9,500	Cree, Inc.(a)	508,630
8,000	F5 Networks, Inc.(a)	699,440
7,000	FactSet Research Systems, Inc.	514,850
11,000	Lam Research Corporation(a)	397,210
4,500	Mettler-Toledo International, Inc.(a)	497,655
6,000	Rovi Corporation(a)	261,060
25,000	Vishay Intertechnology, Inc.(a)	192,250
6,000	WMS Industries, Inc.(a)	212,040
		3,753,585
Telecommunications— 1.4%
40,000	RF Micro Devices, Inc.(a)	195,200
9,000	Syniverse Holdings, Inc.(a)	185,130
18,000	tw telecom, Inc.(a)	315,630
		695,960
Transportation— 1.4%
11,000	J.B. Hunt Transportation Services, Inc.	360,140
10,000	Kansas City Southern(a)	335,700
		695,840
Utilities— 5.8%
8,000	AGL Resources, Inc.	293,600
7,000	Alliant Energy Corporation	245,140
11,000	DPL, Inc.	278,520
4,000	IDACORP, Inc.	140,240
14,000	National Fuel Gas Company	601,720
6,000	NSTAR	228,180
13,000	OGE Energy Corporation	507,650
12,000	UGI Corporation	331,200
10,000	WGL Holdings, Inc.	352,700
		2,978,950

Total Common Stocks		49,548,879

Investment Companies—2.8%
1,409,940	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,409,940

Total Investment Companies		1,409,940

Total Investments(Cost $44,072,037) — 99.9%		50,958,819

Other assets in excess of liabilities — 0.1%		39,157

NET ASSETS — 100.0%		$50,997,976

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2010.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
August 31, 2010
(Unaudited)

Shares/ Principal Amount	Security Description	Value
Common Stocks—91.8%
Aerospace/Defense— 3.3%
11,000	Goodrich Corporation	$753,280

Chemicals— 2.9%
14,000	Ashland, Inc.	650,440

Consumer Goods & Services— 4.5%
8,000	Netflix, Inc.(a)	1,004,160

Health Care— 14.1%
16,000	Edwards Lifesciences Corporation(a)	921,120
13,000	Hospira, Inc.(a)	667,680
33,000	Medicis Pharmaceutical Corporation, Class A	907,500
12,000	Perrigo Company	683,880
		3,180,180
Industrials— 9.4%
9,000	Cummins, Inc.	669,690
13,000	Regal-Beloit Corporation	719,160
24,000	The Valspar Corporation	722,880
		2,111,730
Metals & Mining— 3.3%
12,000	Newmont Mining Corporation	735,840

Oil & Gas— 6.4%
15,000	Newfield Exploration Company(a)	720,150
17,000	ONEOK, Inc.	729,470
		1,449,620
Retail— 13.1%
17,000	Dollar Tree, Inc.(a)	770,610
32,000	Starbucks Corporation	735,680
21,000	Whole Foods Market, Inc.(a)	730,590
28,000	Williams-Sonoma, Inc.	726,880
		2,963,760
Software— 11.7%
24,000	Informatica Corporation(a)	771,840
27,000	Red Hat, Inc.(a)	932,850
64,000	TIBCO Software, Inc.(a)	927,360
		2,632,050
Technology— 16.5%
29,000	Altera Corporation	715,430
3,000	Apple, Inc.(a)	730,110
11,000	FactSet Research Systems, Inc.	809,050
18,000	NetApp, Inc.(a)	727,920
42,000	Skyworks Solutions, Inc.(a)	750,120
		3,732,630
Telecommunications— 6.6%
19,000	DIRECTV, Inc., Class A(a)	720,480
15,000	Time Warner Cable, Inc., Class A	774,150
		1,494,630

Total Common Stocks		20,708,320

U.S. Government Agency Securities—2.2%
Federal Home Loan Bank—2.2%
$500,000	0.10%†, 9/7/10	499,991
Total U.S. Government Agency Securities		499,991

Investment Companies—2.9%
648,025	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	648,025

Total Investment Companies		648,025

Total Investments(Cost $19,449,457) — 96.9%		21,856,336

Other assets in excess of liabilities — 3.1%		705,350

NET ASSETS — 100.0%		$22,561,686

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2010.
†	Discount Notes. Rate represents effective yield at August 31, 2010.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of portfolio Investments

At August 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income purposes were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
The Short Term Government Income Fund	$85,013,331	$1,298,034	$(64)	$1,297,970
The Intermediate Term Income Fund	68,337,087	7,453,182	(10,840)	7,442,342
The Strategic Dividend Fund	29,849,273	3,206,015	(4,729,781)	(1,523,766)
The Large Cap Equity Fund	45,377,456	4,533,096	(2,429,943)	2,103,153
The Mid Cap Equity Fund	44,072,038	8,489,213	(1,602,432)	6,886,781
The Leaders Equity Fund	19,449,457	2,993,734	(586,855)	2,406,879

Securities Valuation:

The Performance Funds Trust (the “Trust” or collectively, the “Funds” and individually, a “Fund”) records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The valuation techniques used to determine fair value are further described below.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies are valued at their respective net asset value as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1— quoted prices in active markets for identical securities

•	Level 2 —other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

For the quarter ended August 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total

The Money Market Fund
U.S. Government Agency Securities	$-	$294,632,256	$294,632,256
Bank Notes	-	25,000,000	25,000,000
Commercial Paper	-	131,046,254	131,046,254
U.S. Treasury Obligations	-	157,477,376	157,477,376
Repurchase Agreements	-	23,809,111	23,809,111
Total	-	631,964,997	631,964,997
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	-	124,967,791	124,967,791
Investment Companies	904,130	-	904,130
Total	904,130	124,967,791	125,871,921
The Short Term Government Income Fund
U.S. Government Agency Securities	-	59,558,900	59,558,900
Corporate Bonds	-	5,973,889	5,973,889
U.S. Treasury Obligations	-	18,499,512	18,499,512
Investment Companies	2,279,000	-	2,279,000
Total	2,279,000	84,032,301	86,311,301
The Intermediate Term Income Fund
U.S. Government Agency Securities	-	45,947,060	45,947,060
U.S. Treasury Obligations	-	13,092,265	13,092,265
Corporate Bonds	-	16,226,226	16,226,226
Investment Companies	513,878	-	513,878
Total	513,878	75,265,551	75,779,429
The Strategic Dividend Fund
Common Stocks	24,665,355	-	24,665,355
Investment Companies	3,660,152	-	3,660,152
Total	28,325,507	-	28,325,507
The Large Cap Equity Fund
Common Stocks	46,148,882	-	46,148,882
Investment Companies	1,331,727	-	1,331,727
Total	47,480,609	-	47,480,609
The Mid Cap Equity Fund
Common Stocks	49,548,879	-	49,548,879
Investment Companies	1,409,940	-	1,409,940
Total	50,958,819	-	50,958,819
The Leaders Equity Fund
Common Stocks	20,708,320	-	20,708,320
U.S. Government Agency Securities	-	499,991	499,991
Investment Companies	648,025	-	648,025
Total	21,356,345	499,991	21,856,336

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Level 1 and 2 as of August 31, 2010 from the valuation input levels used on May 31, 2010.

Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended August 31, 2010 is noted below:

Fund	Fair Value 5/31/10	Purchases	Sales	Fair Value 08/31/10	Income
The Short Term Government Income Fund	$1,789,278	$3,795,740	$(3,306,018)	$2,279,000	$175
The Intermediate Term Income Fund	523,317	4,979,541	(4,988,980)	513,878	57
The Strategic Dividend Fund	111,822	2,996,229	(582,632)	2,525,419	105
The Large Cap Equity Fund	1,527,667	1,084,543	(1,280,483)	1,331,727	109
The Mid Cap Equity Fund	2,605,999	7,681,414	(8,877,473)	1,409,940	120
The Leaders Equity Fund	1,000,935	874,158	(1,227,068)	648,025	53

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date	10/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date	10/25/2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	10/25/2010

* Print the name and title of each signing officer under his or her signature.